PROPERTY, PLANT AND EQUIPMENT - Property, Plant and Equipment by Type (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Property, plant and equipment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	$ 28,559	$ 26,416
Additions	3,876	3,248
Interest costs capitalised	55	33
Acquisitions through business combinations, property, plant and equipment	3,131
Decrease through loss of control of subsidiary, property, plant and equipment	(4,048)
Disposals, property, plant and equipment	(8)	(9)
Depreciation, property, plant and equipment	(2,199)	(2,070)
Impairment reversals (charges)	(12)	941
Transfers	0	0
Property, plant and equipment, ending balance	29,354	28,559
Property, plant and equipment [member] | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	73,961	70,856
Property, plant and equipment, ending balance	73,977	73,961
Property, plant and equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(45,402)	44,440
Property, plant and equipment, ending balance	(44,623)	(45,402)
Buildings, plant and equipment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	8,989	6,915
Additions	6	21
Interest costs capitalised	0	0
Acquisitions through business combinations, property, plant and equipment	838
Decrease through loss of control of subsidiary, property, plant and equipment	(746)
Disposals, property, plant and equipment	(2)	(8)
Depreciation, property, plant and equipment	(1,103)	(1,052)
Impairment reversals (charges)	(4)	347
Transfers	1,017	2,766
Property, plant and equipment, ending balance	8,995	8,989
Buildings, plant and equipment [member] | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	21,773	19,121
Property, plant and equipment, ending balance	21,675	21,773
Buildings, plant and equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(12,784)	12,206
Property, plant and equipment, ending balance	(12,680)	(12,784)
Mining property subject to depreciation [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	15,085	14,343
Additions	116	135
Interest costs capitalised	0	0
Acquisitions through business combinations, property, plant and equipment	2,097
Decrease through loss of control of subsidiary, property, plant and equipment	(2,719)
Disposals, property, plant and equipment	(1)	0
Depreciation, property, plant and equipment	(1,096)	(1,018)
Impairment reversals (charges)	(2)	602
Transfers	1,489	1,023
Property, plant and equipment, ending balance	14,969	15,085
Mining property subject to depreciation [Member] | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	35,740	34,622
Property, plant and equipment, ending balance	34,943	35,740
Mining property subject to depreciation [Member] | Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(20,655)	20,279
Property, plant and equipment, ending balance	(19,974)	(20,655)
Mining property not subject to depreciation [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	4,485	5,158
Additions	3,754	3,092
Interest costs capitalised	55	33
Acquisitions through business combinations, property, plant and equipment	196
Decrease through loss of control of subsidiary, property, plant and equipment	(583)
Disposals, property, plant and equipment	(5)	(1)
Depreciation, property, plant and equipment	0	0
Impairment reversals (charges)	(6)	(8)
Transfers	(2,506)	(3,789)
Property, plant and equipment, ending balance	5,390	4,485
Mining property not subject to depreciation [Member] | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	16,448	17,113
Property, plant and equipment, ending balance	17,359	16,448
Mining property not subject to depreciation [Member] | Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(11,963)	11,955
Property, plant and equipment, ending balance	$ (11,969)	$ (11,963)